Shareholder Report, Line Graph (Details) 1014046_Franklin U.S. Core Bond ETF_Single Class_TSR Annual {Single Class} - USD ($)								12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Sep. 17, 2019	Mar. 31, 2026
Franklin U.S. Core Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Franklin U.S. Core Bond ETF (NAV)
Accumulated Value	$ 10,185	$ 9,701	$ 9,539	$ 10,029	$ 10,526	$ 10,313	$ 10,000	$ 10,626
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Index
Accumulated Value	$ 10,130	$ 9,659	$ 9,498	$ 9,975	$ 10,407	$ 10,333	$ 10,000	$ 10,571